Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	$ (36,253)	$ (41,955)	$ 20,030	$ 19,697	$ 47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Capitalized software			(23)	(8,562)	(929)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Other investing activities					(34)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	3,256	4,532	9,534	15,032	20,029
New Enterprise Stone & Lime Co., Inc.
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(36,279)	(39,008)	13,575	12,829	34,057
Cash flows from investing activities
Capital expenditures	(8,718)	(14,358)	(39,259)	(32,093)	(24,399)
Capitalized software			(23)	(8,562)	(929)
Proceeds from sale of property and equipment	52	221	304	1,305	1,167
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	123	126	205	399	(87)
Other investing activities					(25)
Net cash used in investing activities	(5,454)	(16,584)	(42,106)	(36,126)	(25,235)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,377	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(756)	(152,652)	(154,548)	(27,038)	(218,424)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Net cash provided by financing activities	41,724	48,525	21,456	25,345	(4,301)
Net decrease in cash and cash equivalents	(9)	(7,067)	(7,075)	2,048	4,521
Cash and cash equivalents
Beginning of period	31	7,106	7,106	5,058	537
End of period	22	39	31	7,106	5,058
Guarantor Subsidiaries
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	758	(543)	2,681	1,875	7,111
Cash flows from investing activities
Capital expenditures	(773)	(417)	(3,135)	(3,299)	(7,378)
Proceeds from sale of property and equipment	15			421	1,073
Change in restricted cash			(3)	7
Other investing activities					(9)
Net cash used in investing activities	(758)	(417)	(3,138)	(2,871)	(6,314)
Cash flows from financing activities
Proceeds from revolving credit		486
Net cash provided by financing activities		486
Net decrease in cash and cash equivalents		(474)	(457)	(996)	797
Cash and cash equivalents
Beginning of period	19	476	476	1,472	675
End of period	19	2	19	476	1,472
Non Guarantors
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	2,268	(2,404)	3,774	6,193	6,335
Cash flows from investing activities
Proceeds from sale of property and equipment				990
Change in restricted cash	(4,751)	(1)	(3)	(8,841)
Net cash used in investing activities	(4,751)	(1)	(3)	(7,851)
Cash flows from financing activities
Repayment of long-term debt	(335)	(116)	(654)	(2,095)	(756)
Dividends paid	(3,000)			(1,200)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	(3,786)	(554)	(1,737)	(4,391)	(2,397)
Net decrease in cash and cash equivalents	(6,269)	(2,959)	2,034	(6,049)	3,938
Cash and cash equivalents
Beginning of period	9,484	7,450	7,450	13,499	9,561
End of period	3,215	4,491	9,484	7,450	13,499
Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Cash flows from operating activities	(3,000)			(1,200)
Cash flows from financing activities
Dividends paid	3,000			1,200
Net cash provided by financing activities	$ 3,000			$ 1,200